Segments (Details) - Schedule of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segments (Details) - Schedule of revenues [Line Items]
Revenues	$ 79,743	$ 32,520
Israel [Member]
Segments (Details) - Schedule of revenues [Line Items]
Revenues	76,127	31,049
America [Member]
Segments (Details) - Schedule of revenues [Line Items]
Revenues	339	680
Europe [Member]
Segments (Details) - Schedule of revenues [Line Items]
Revenues	2,983	755
Asia Pacific [Member]
Segments (Details) - Schedule of revenues [Line Items]
Revenues	$ 294	$ 36